Bank Owned Life Insurance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Payments to Acquire Life Insurance Policies	$ 0	$ 5,000,000
Bank Owned Life Insurance (BOLI)	17,101,045	16,573,045
Life Insurance, Corporate or Bank Owned, Change in Value	528,000	$ 423,000	$ 300,000
BOLI death benefits	$ 0